UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES - Impact of Pricing (Details)	12 Months Ended
	Dec. 31, 2017 $ / Mcf $ / bbl	Dec. 31, 2016 $ / Mcf $ / bbl	Dec. 31, 2015 $ / Mcf $ / bbl
Oil
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Average prices	52.60	42.02	48.47
Natural gas
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Average prices | $ / Mcf	3.17	1.22	1.27
NGL
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Average prices	22.47	14.55	14.80